INVENTORY	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
INVENTORY	NOTE 4 - INVENTORY Inventory consists of the following:
	March 31, 2023	December 31, 2022
Raw material	$44,310	$42,586
Finished goods	7,502	7,260
Total inventory	$51,812	$49,846
NOTE 5 — INVENTORY Inventory consists of the following:
	December 31, 2022	December 31, 2021
Raw material	$42,586	$22,885
Finished goods	7,260	4,242
Total inventory	$49,846	$27,127